Commitments and contingencies (Details)				1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 11, 2020 USD ($)	Apr. 08, 2020 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($) claim	Dec. 31, 2018 USD ($) claim	Jan. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)
Contractual Obligation				$ 600,000			$ 600,000
Income tax examination, year under examination							5 years
Unrecognized tax benefits for uncertain tax positions				2,668,000		$ 2,283,000	$ 2,668,000	$ 2,283,000	$ 1,725,000		$ 2,626,000
Exposure to property tax and penalties							$ 3,000,000.0
Annual Property Tax Payable						500,000
Indemnification claims filed or received | claim							0	0	0
Repayment of Indemnifications Received From Hoegh Lng							$ 0	$ 64,000	$ 2,353,000
Revolving credit facility due to owners and affiliates				18,465,000		$ 8,792,000	18,465,000	$ 8,792,000
Corporate Joint Venture [Member]
Loss Contingency, Liability associated with the Boil of Claim			$ 23,700,000	$ 23,700,000			$ 23,700,000
Revolving credit facility [Member]
Revolving credit facility due to owners and affiliates										$ 85,000,000
Hoegh LNG [Member]
Indemnifications Under Omnibus Agreement									900,000
Indemnification claims filed or received | claim							0	0
Repayment of Indemnifications Received From Hoegh Lng							$ 0	$ 100,000	2,400,000
Indemnification Payments Received									300,000
Losses incurred due to time charter									$ 500,000
Hoegh LNG [Member] | Corporate Joint Venture [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			50.00%	50.00%	50.00%		50.00%
Loss Contingency Accrual			$ 11,900,000	$ 11,900,000			$ 11,900,000
Settlement of boil-off claim				6,500,000	$ 17,200,000
Reduction of loan	$ 3,300,000	$ 8,600,000		3,300,000	$ 8,600,000		300,000
Hoegh LNG [Member] | Revolving credit facility [Member]
Revolving credit facility due to owners and affiliates				$ 85,000,000			$ 85,000,000